RELATED PARTY BALANCES AND TRANSACTIONS	6 Months Ended
Jun. 30, 2025
RELATED PARTY BALANCES AND TRANSACTIONS
RELATED PARTY BALANCES AND TRANSACTIONS
25.	RELATED PARTY BALANCES AND TRANSACTIONS
(a)	Related parties

Names of the major related parties	Nature of relationship
Geely Holding	Entity controlled by the Controlling Shareholder of the Company
Lotus Group International Limited (“LGIL”)	Entity controlled by the Controlling Shareholder of the Company
Lotus Cars Limited (“LCL”)	Entity controlled by the Controlling Shareholder of the Company
Geely HK	Entity controlled by the Controlling Shareholder of the Company
Ecarx	Entity controlled by the Controlling Shareholder of the Company
Hubei Ecarx Technology Co., Ltd.	Entity controlled by the Controlling Shareholder of the Company
Wuhan Geely Auto Parts Co., Ltd. (“Wuhan Geely Auto Parts”)	Entity controlled by the Controlling Shareholder of the Company
Zhejiang Geely Automobile Co., Ltd.	Entity controlled by the Controlling Shareholder of the Company
Zhejiang Geely Automobile Co., Ltd. Wuhan Branch (“Geely Auto Wuhan Branch”)	Entity controlled by the Controlling Shareholder of the Company
Ningbo Geely Automobile Research & Development Co., Ltd.	Entity controlled by the Controlling Shareholder of the Company
Geely Automobile Research Institute (Ningbo) Co., Ltd.	Entity controlled by the Controlling Shareholder of the Company
Hangzhou Fenghua Cultural and Creative Company Limited	Entity controlled by the Controlling Shareholder of the Company
Zhejiang Jisu Supply Chain Management Co., Ltd.	Entity controlled by the Controlling Shareholder of the Company
Zhejiang Huanfu Technology Co., Ltd.	Entity controlled by the Controlling Shareholder of the Company
Chengdu Jinluda Automobile Sales Service Co., Ltd.	Entity which is under significant influence of the Company
Hangzhou Luhongyuan Automobile Sales Service Co., Ltd.	Entity which is under significant influence of the Company
Hubei Changjiang Chegu Industry Investment Fund Partnership	Entity which is under significant influence of the Company
Wuxi InfiMotion	Entity which is under significant influence of the Company
Lotus Cars USA Inc.	Entity controlled by the Controlling Shareholder of the Company
Hangzhou Geely Evun Technology Co., Ltd.	Entity controlled by the Controlling Shareholder of the Company
Jizhi Culture Creative Co., Ltd.	Entity controlled by the Controlling Shareholder of the Company
Volvo Personvagnar Aktiebolag	Entity controlled by the Controlling Shareholder of the Company
Shanghai Global Trading Corporation	Entity controlled by the Controlling Shareholder of the Company
Viridi E-Mobility (Ningbo) Co.,LTD	Entity controlled by the Controlling Shareholder of the Company
Lotus Tech Innovation Centre GmbH	Entity controlled by the Controlling Shareholder of the Company
Ningbo Jining Automobile Parts Co., Ltd.	Entity controlled by the Controlling Shareholder of the Company
Zhejiang Muguang Digital Technology Co., Ltd.	Entity controlled by the Controlling Shareholder of the Company
Hunan Geely Automobile Components Co., Ltd.	Entity controlled by the Controlling Shareholder of the Company
Zhejiang Geely Automobile Engineering Technology Development Co., Ltd.	Entity controlled by the Controlling Shareholder of the Company
Jixing Era Technology (Nanjing) Co., Ltd.	Entity controlled by the Controlling Shareholder of the Company
Zhejiang Farizon Commercial Vehicle Research and Development Co., Ltd.	Entity controlled by the Controlling Shareholder of the Company
Sichuan Geely Automobile Parts Co., Ltd.	Entity controlled by the Controlling Shareholder of the Company
Jiangsu Weikenxi Automotive Technology Co., Ltd.	Entity controlled by the Controlling Shareholder of the Company
Ningbo Jirun Auto Parts Co., Ltd.	Entity controlled by the Controlling Shareholder of the Company
Guizhou Geely Automobile Manufacturing Co., Ltd.	Entity controlled by the Controlling Shareholder of the Company
London EV Company Limited	Entity controlled by the Controlling Shareholder of the Company
Zhejiang Geely Commerce Service Co., Ltd.	Entity controlled by the Controlling Shareholder of the Company
Hangzhou Fenghua Technology Co., Ltd.	Entity controlled by the Controlling Shareholder of the Company
Zhejiang Geely Powertrain Co., Ltd	Entity controlled by the Controlling Shareholder of the Company
Zhejiang Geely Automobile Parts & Components Stock Co., Ltd.	Entity controlled by the Controlling Shareholder of the Company
Zhejiang Zeekr Automobile Research & Development Co., Ltd.	Entity controlled by the Controlling Shareholder of the Company
Qizheng New Energy Vehicle (Jinan) Co., Ltd.	Entity controlled by the Controlling Shareholder of the Company
Weixing Technology Co., Ltd.	Entity controlled by the Controlling Shareholder of the Company
Zhejiang Vast Energy Technology Co., Ltd.	Entity controlled by the Controlling Shareholder of the Company
Zhejiang Jidi Technology Co., Ltd.	Entity controlled by the Controlling Shareholder of the Company
DRB HICOM BERHAD	Entity controlled by the ultimate owner of a principal shareholder of the Company

During the six months ended June 30, 2025 and 2024, in addition to the related party transactions disclosed in note 10 of short-term borrowings, note 13 of Meritz investment, note 15 of convertible notes, and note 23 of share-based compensation to the financial statements, the Group entered into the following significant related party transactions.

(b)	Significant related party transactions

During the six months ended June 30, 2025 and 2024, the Group entered into the following significant related party transactions:

	Six Months Ended June 30,
	2025	2024
	US$	US$
Provision of services(i)	16,685	10,662
Sales of goods(i)	2,762	2,330

	Six Months Ended June 30,
	2025	2024
	US$	US$
Purchase of products and services ((iii).a)	178,224	521,836
Purchase of products and services for R&D activities ((iii).b)	49,264	38,311
Payment of deposits ((ii).e)	—	1,126
Purchase of equipment and software ((iii).c)	465	530
Short-term lease cost ((iii).e)	151	474
Loans to a related party ((ii).b)	—	222,865
Proceed from settlement of related party loans((ii).b)	—	140
Interest income on loans due from related parties ((ii).b)	9,317	4,472
Payment of lease liabilities (iv)	922	828
Payments on behalf of related parties((ii).a)	4,619	648
Payments by related parties on behalf of the Group ((iii).d)	1,294	3,316
Proceeds of borrowing from related parties (v)	342,633	—
Repayments of borrowing from related parties (v)	161,639	—
Interest expense on borrowing due to related parties ((iii).a & (v))	13,799	—
Disposal of equipment ((ii).f)	10,162	—

(c)	Significant related party balances

The outstanding balances mainly arising from the above transactions as of June 30, 2025 and December 31, 2024 are as follows:

	As of	As of
	June 30, 2025	December 31, 2024
	US$	US$
Accounts receivable - related parties (i)	110,143	107,816
Contract liabilities – related parties* (i)	1,163	150
Prepayments and other current assets – related parties (ii)	149,010	74,558
Other non-current assets – related parties ((ii).c & e)	878	1,113
Accounts payable-related parties ((iii).a)	358,891	410,433
Accrued expenses and other current liabilities – related parties (iii)	231,419	213,582
Other non-current liabilities – related parties ((iii).f)	1,537	1,471
Operating lease liabilities– related parties, current* (iv)	1,625	1,028
Operating lease liabilities– related parties, non-current (iv)	4,025	10,729
Investment securities – related parties (vi)	2,158	2,221
Loan receivable from a related party ((ii). b)	302,632	269,539
Short-term borrowings - related parties (v)	390,406	199,570

* These items are included in accrued expenses and other current liabilities – related parties in the unaudited condensed consolidated balance sheets as of June 30, 2025 and December 31, 2024.

Note:

(i)

The Group sold sports cars, BEV lifestyle models, auto parts and peripheral products and provided R&D services and other consulting services to a number of related parties. The Group provided services to related parties amounting to US$16,685 and US$10,662 for the six months ended June 30, 2025 and 2024, respectively. The Group sold sports cars, BEV lifestyle models, auto parts and peripheral products to related parties amounting to US$2,762 and US$2,330 for the six months ended June 30, 2025 and 2024, respectively.

Accounts receivable due from related parties arising from sales of goods and provision of services, including facilitation services in relation to logistics and order processing, were US$112,466 and US$109,974 as of June 30, 2025 and December 31, 2024, respectively. Receipts in advance of US$1,163 and US$150 were included in contract liabilities – related parties, respectively, as of June 30, 2025 and December 31, 2024.

As of June 30, 2025 and December 31, 2024, allowance for credit losses recorded in accounts receivable – related parties was US$2,323 and US$2,158, respectively.

(ii)

Prepayments and other current assets – related parties, other non-current assets – related parties and loan receivable from a related party of the Group are mainly arising from transactions related to purchase of products and services (see note (iii).a), loans to related parties, and cash payments on behalf of related parties.

a.	The Group made payments of US$4,619 and US$648 on behalf of related parties for the six months ended June 30, 2025 and 2024, respectively. As of June 30, 2025 and December 31, 2024, receivables of US$23,181 and US$21,681 was included in prepayments and other current assets – related parties, respectively.
b.	On March 11, 2024, the Company’s subsidiary and a related party, ultimately controlled by the Controlling Shareholder, entered into a loan agreement, pursuant to which the Company’s subsidiary provided unsecured loans with a total principal amount of US$354,000 with a term of 5 years and annual interest rate of 6.95%. During the six months ended June 30, 2025 and 2024, the Group provided loan principal of nil and US$222,865 and recognized interest income of US$9,017 and US$4,403, respectively. As of June 30, 2025 and December 31, 2024, the receivable for the loan principal and interest was US$302,632 and US$269,539 and included in loan receivable from a related party, respectively.

The Group provided unsecured short-term loans to a subsidiary disposed in September 2024 with an interest rate of 3% per annum. During the six months ended June 30, 2025, the Group recognized interest income of US$232. As of June 30, 2025 and December 31, 2024, the receivable for the loan principal and interest of US$17,832 and US$15,677 was included in prepayments and other current assets – related parties, respectively.

In addition, the Group recognized interest income of US$68 and US$69 arising from unsecured short-term loans with interest rates of 3.65%-4.5% per annum to related parties for the six months ended June 30, 2025 and 2024, respectively. During the six months ended June 30, 2025 and 2024, the Group received the settlement of unsecured short-term loans of nil and US$140, respectively. As of June 30, 2025 and December 31, 2024, receivable for the loan principal and interest of US$3,144 and US$3,348 was included in prepayments and other current assets – related parties, respectively.

c.	As mentioned in note ((iii).a) and note ((iii).c) below, the amounts of prepayments to related parties for purchase of vehicles, auto parts and peripheral products of US$44,088 and US$33,204 were included in prepayments and other current assets – related parties as of June 30, 2025 and December 31, 2024, respectively. The amounts of prepayments to related parties for purchase of equipment of US$31 and nil was included in other non-current assets-related parties as of June 30, 2025 and December 31, 2024, respectively.
d.	As mentioned in note ((iii).e), the amounts of prepayments to related parties for short-term lease agreements of US$7 and US$5 were included in prepayments and other current assets – related parties as of June 30, 2025 and December 31, 2024, respectively.
e.	During the six months ended June 30, 2025 and 2024, the Group paid nil and US$1,126 as deposit for services. As of June 30, 2025 and December 31, 2024, the deposit paid recorded in other non-current assets - related parties was US$847 and US$ 1,113, respectively.
f.	During the six months ended June 30, 2025 and 2024, the Group disposed some equipment amounting to US$10,162 and nil to related parties. As of June 30, 2025 and December 31, 2024, receivable from the disposal recorded in prepayments and other current assets – related parties was US$2,250 and nil.
g.	As mentioned in Note 2(c), the Group transferred the equity shares of Wuxi InfiMotion to a related party in June 2025, consideration receivable of US$58,671 was recorded in prepayments and other current assets – related parties as of June 30, 2025.
h.	As of June 30, 2025 and December 31, 2024, contract assets related to R&D services provided to related parties of nil and US$929 was recorded as contract asset in prepayments and other current assets – related parties, respectively.
i.	As of June 30, 2025 and December 31, 2024, allowance for credit losses recorded in prepayments and other current assets – related parties was US$163 and US$286, respectively.
(iii)

Accounts payable - related parties, accrued expenses and other current liabilities – related parties and other non-current liabilities– related parties are arising from transactions related to purchase of products and services, purchase of equipment and software, and payments by related parties on behalf of the Group as follows.

a.	The Group purchased sports cars, BEV lifestyle models, auto parts, peripheral products, commercial services relating to sales of sports cars and BEV lifestyle models and other consulting services from related parties. During the six months ended June 30, 2025 and 2024, these purchases amounted to US$178,224 and US$521,836, among which, US$158,085 and US$326,187 were recognized as cost of goods sold for the six months ended June 30, 2025 and 2024, respectively. As of June 30, 2025 and December 31, 2024, purchases including sports cars, BEV lifestyle models, auto parts and peripheral products of US137,731 and US$168,719 were recorded as inventories, respectively.

As of June 30, 2025 and December 31, 2024, the amounts due to related parties for purchase of office materials, commercial services relating to sales of sports cars and BEV lifestyle models and other consulting services of US$36,195 and US$25,483 were included in accrued expenses and other current liabilities – related parties, respectively.

As of June 30, 2025 and December 31, 2024, the amounts due to related parties for purchase of sports cars, BEV lifestyle models, auto parts and peripheral products of US$358,891 and US$410,433 was included in accounts payable-related parties, respectively.

During the six months ended June 30, 2025 and 2024, the Group incurred interest expense of US$3,709 and nil due to the delay payments of accounts payable due to related parties, bearing interest rate of 5.00% - 6.95%.

b.	The Group purchased products and services from related parties for R&D activities. The Group recoded R&D expenses of US$49,264 and US$38,311 during the six months ended June 30, 2025 and 2024, respectively. As of June 30, 2025 and December 31, 2024, the amounts due to related parties for purchase of products and services for R&D activities of US$191,498 and US$184,137 were included in accrued expenses and other current liabilities – related parties, respectively.
c.	The Group purchased equipment and software of US$465 and US$530 from related parties for the six months ended June 30, 2025 and 2024, respectively. As of June 30, 2025 and December 31, 2024, the amounts due to related parties for purchase of equipment and software of US$2,747 and US$2,649 were included in accrued expenses and other current liabilities – related parties, respectively.
d.	For the six months ended June 30, 2025 and 2024, related parties paid US$1,294 and US$3,316 on behalf of the Group in association with travelling expenses, staff salary and social welfare, and other miscellaneous expenses, of which US$800 and US$1,226 were included in accrued expenses and other current liabilities – related parties as of June 30, 2025 and December 31, 2024, respectively.
e.	The Group entered into short-term lease agreements with related parties to rent office spaces. During the six months ended June 30, 2025 and 2024, the Group incurred short-term lease costs of US$151 and US$474, respectively. As of June 30, 2025 and December 31, 2024, payables for short-term leases of nil and US$48, respectively, were included in accrued expenses and other current liabilities – related parties, respectively.
f.	As of June 30, 2025 and December 31, 2024, the short-term deposits of US$179 and US$39 were included in accrued expenses and other current liabilities - related parties, and the long-term deposits of US$1,537 and US$1,471 were included in other non-current liabilities-related parties, respectively.
(iv)	The Group entered into lease agreements with related parties to rent office spaces and parking spaces. The Group paid lease liabilities of US$922 and US$828 during the six months ended June 30, 2025 and 2024, respectively. As of June 30, 2025 and December 31, 2024, current operating lease liabilities were US$1,625 and US$1,028, respectively, and non-current operating lease liabilities were US$4,025 and US$10,729, respectively.
(v)	During the six months ended June 30, 2025, the Group borrowed loans due within one year or less with principal amounts of US$342,633 from related parties ultimately controlled by the Controlling Shareholder, bearing interest rates of 3.7% - 6%. The Group incurred interest expenses of US$10,090 for those loans during the six months ended June 30, 2025. During the six months ended June 30, 2025, the Group repaid the loan principal of US$161,639 to related parties.

As of June 30, 2025 and December 31, 2024, the outstanding loan principal and interest balance of US$390,406 and US$199,570 were included in short-term borrowings – related parties, respectively. For the outstanding loan principal and interest as of June 30, 2025, US$170,038 was secured by 45% equity interests held by Ningbo Lotus in Ningbo Robotics, and US$206,385 was secured by the Group’s intellectual property with carrying amount of nil as the research and development costs were expensed historically. All outstanding loan principal and interest as of December 31, 2024 was secured by the Group’s intellectual property with carrying amount of nil.

(vi)

On May 13, 2022, the Company purchased a one-year convertible note (the “Note”) with the principal of US$10,000 issued by Ecarx. Upon the listing of Ecarx on December 21, 2022, the Note was automatically converted to the Class A ordinary shares of Ecarx (the “listed equity securities”) at conversion price of US$9.5 per share. As of June 30, 2025 and December 31, 2024, the fair value of listed equity securities was US$2,158 and US$2,221, respectively.

(d)	Manufacturing agreement with the Geely Group

The Group entered into a manufacturing agreement with Geely Auto Wuhan Branch and Wuhan Geely Auto Parts (collectively as “OEMs”), for the manufacture of the Group’s electrical vehicles for 10 years starting from June 21, 2022. Pursuant to the manufacturing agreement, the Group commissioned OEMs for the production of electrical vehicles and agreed to authorize OEMs to access the Group’s technologies for the production of such models. The Group is mainly responsible for the design and development of the models, designation of suppliers, product announcement, and ensuring consistency with global standards of the Lotus brand. The Group also provides OEMs the necessary intellectual properties for the manufacture of electrical vehicles. OEMs are mainly responsible for the procurement and inspection of raw materials, production planning, production quality control, logistics and transportation of manufactured vehicles, and construction and operation of the manufacturing plant. Particularly, quality control is carried out in accordance with the Group’s quality assurance framework and approved by OEMs. In addition, OEMs are responsible for obtaining certificates for the manufactured vehicles.

(e)Lotus Application Entrusted Operation & Maintenance Contract with Wuhan Quanqing

The Group entered into an application entrusted operation & maintenance contract with Wuhan Quanqing, in May 2023. Pursuant to the contract, the Group will pay Wuhan Quanqing certain service fee, on the incurred basis, for the entrusted daily operation and maintenance service provided by Wuhan Quanqing for the Group’s Lotus App. As of June 30, 2025, nil service fee has been incurred.

(f)	LGIL Put Option

On January 31, 2023, the Company issued put options to each of Geely HK and Etika at nil consideration. Pursuant to the put option agreements, each of Geely HK and Etika will have an option to require the Company to purchase the equity interests held by Geely HK and Etika in Lotus Advance Technologies Sdn Bhd, the immediate parent of LGIL, during the period from April 1, 2025 to June 30, 2025, at a pre-agreed price, i.e. 1.15 multiplied by the revenue of LGIL for the year ended December 31, 2024 plus the cash and cash equivalents of LGIL as of December 31, 2024, and minus the outstanding amount of indebtedness of LGIL as of December 31, 2024 (the “exercise price”), if the total number of vehicles sold by LGIL in 2024 exceeds 5,000 (the “exercise condition”). Geely HK and Etika are entitled to exercise the put option on an individual standalone basis. The exercise price will be settled with the Company’s newly issued ordinary shares. The put options are accounted for as liabilities in the scope of ASC Topic 480, Distinguishing Liabilities from Equity, which are measured at fair value with changes recognized in profit or loss.

As of December 31, 2024, the exercise condition was satisfied. On April 14, 2025 and June 30, 2025, Geely HK and Etika exercised their put options separately. In accordance with LGIL’s financial results for the year ended December 31, 2024, the exercise price of both Geely HK and Etika is calculated at nil, resulting in no shares to be issued by the Company to complete the acquisition. The acquisition is expected to be completed in 2025, subject to potential regulatory approvals. Upon completion, the Company will gain control over Lotus Advance Technologies Sdn Bhd and consolidate its financial results.